UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02258

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund                                                                                        as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.5%

Principal Amount (000’s omitted)	Security	Value
Education — 0.6%
$500	Glendale Industrial Development Authority, (Midwestern University), 5.75%, 5/15/21	$538,755
		$538,755
Electric Utilities — 6.8%
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	$1,047,710
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,065,380
4,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	4,133,440
		$6,246,530
Escrowed / Prerefunded — 13.5%
1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	$1,316,587
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,203,725
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,765,150
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/01/11, 5.70%, 12/1/21	1,103,840
		$12,389,302
General Obligations — 4.3%
1,125	Puerto Rico, 0.00%, 7/1/18	$687,982
1,485	Tempe, 3.75%, 7/1/24	1,390,702
1,600	Tucson, 5.375%, 7/1/21	1,846,480
		$3,925,164
Health Care - Miscellaneous — 0.5%
500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	$483,980
		$483,980
Hospital — 7.1%
650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$697,931
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,313,428
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	512,155
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,452,033

1

$1,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	$1,578,420
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	975,440
		$6,529,407
Industrial Development Revenue — 1.8%
1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,012,020
650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	669,558
		$1,681,578
Insured-Education — 3.2%
1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,070,290
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,890,882
		$2,961,172
Insured-Electric Utilities — 9.0%
1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,331,731
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,122,690
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,102,797
635	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	637,381
2,010	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (4)(5)	2,131,243
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	527,630
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)(5)	1,375,712
		$8,229,184
Insured-Escrowed/Prerefunded — 5.4%
1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,233,950
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,068,510
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,070,470
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	524,785
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,071,500
		$4,969,215

2

Insured-General Obligations — 7.4%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$352,344
1,000	Goodyear, Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,028,610
500	Maricopa County, Elementary School District No. 3, (MBIA), 4.75%, 7/1/25	522,245
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,531,120
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,289,880
1,500	Maricopa County, Unified School District No. 48, (FSA), 4.00%, 7/1/26	1,439,640
500	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(2)	596,090
		$6,759,929
Insured-Hospital — 6.5%
1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,339,499
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,015,850
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (3)	2,061,180
1,500	Scottsdale Industrial Development Authority, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,558,275
		$5,974,804
Insured-Lease Revenue / Certificates of Participation — 6.2%
1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,052,530
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	576,791
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	505,080
2,000	Puerto Rico Public Finance Corp., (AMBAC), 5.00%, 6/1/26 (4)(5)	2,062,750
870	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)(5)	979,171
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	532,455
		$5,708,777
Insured-Special Tax Revenue — 12.1%
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,061,200
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	786,533
3,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	3,168,000
200	Phoenix Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	195,462

3

$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,200,850
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC) , 5.00%, 7/1/28 (4)(5)	4,101,731
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	552,327
		$11,066,103
Insured-Transportation — 9.3%
3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,144,120
500	Pima County, (MBIA), 3.50%, 7/1/19	472,465
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	790,103
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,181,500
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,917,940
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)(5)	1,063,350
		$8,569,478
Insured-Water and Sewer — 4.0%
1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,053,600
500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	503,275
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,057,630
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,056,430
		$3,670,935
Other Revenue — 2.4%
1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,773,415
4,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	301,708
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	132,460
		$2,207,583
Pooled Loans — 2.2%
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,004,500
		$2,004,500
Senior Living / Life Care — 1.8%
1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)	$1,631,574
		$1,631,574

4

Transportation — 1.2%
$1,000	Arizona Transportation Board Highway Revenue, 5.00%, 7/1/21	$1,085,730
		$1,085,730
Water and Sewer — 1.2%
1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,056,050
		$1,056,050
Total Tax-Exempt Investments — 106.5% (identified cost $90,953,420)		$97,689,750
Other Assets, Less Liabilities — (6.5)%		$(5,954,827)
Net Assets — 100.0%		$91,734,923

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 59.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 19.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $596,090 or 0.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(6)	Security is in default and making only partial interest payments.

5

At October 31, 2006, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	90 U.S. Treasury Bond	Short	$(9,898,915)	$(10,139,063)	$(240,148)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At October 31, 2006, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services Inc., whereby the Fund makes semi-annual payments at a fixed rate equal to 4.176% on the notional amount of $3,500,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open swap contracts of $123,171, on October 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$83,801,103
Gross unrealized appreciation	$7,080,759
Gross unrealized depreciation	(106,253)
Net unrealized appreciation	$6,974,506

6

Eaton Vance Colorado Municipals Fund                                                                                     as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,032,730
		$1,032,730
Electric Utilities — 1.4%
500	Colorado Springs, Utilities, 4.75%, 11/15/34	$512,245
		$512,245
Escrowed / Prerefunded — 10.5%
650	Colorado Health Facilities Authority, (Catholic Health Initiatives) Prerefunded to 9/1/11, 5.25%, 9/1/21	$696,410
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	569,330
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,038,355
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,514,700
		$3,818,795
Hospital — 9.1%
350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$372,757
750	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	797,947
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	514,240
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	334,266
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	532,165
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	755,405
		$3,306,780
Housing — 6.6%
1,000	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$1,067,130
965	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	985,844
335	Lake Creek, (Affordable Housing Corp.) Multifamily, 6.25%, 12/1/23	351,532
		$2,404,506

1

Industrial Development Revenue — 6.7%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$553,100
600	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	618,480
750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	765,810
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	503,175
		$2,440,565
Insured-Education — 3.2%
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$321,098
800	University of Northern Colorado, (FSA), 5.00%, 6/1/35	847,176
		$1,168,274
Insured-Electric Utilities — 2.6%
750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$924,615
		$924,615
Insured-General Obligations — 9.7%
500	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	$534,410
1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	1,071,410
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,115,660
200	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(2)	238,436
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	556,915
		$3,516,831
Insured-Hospital — 2.2%
750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$792,105
		$792,105
Insured-Lease Revenue / Certificates of Participation — 3.7%
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (5)(6)	$1,350,580
		$1,350,580
Insured-Special Tax Revenue — 11.6%
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$512,610
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,615,905
1,000	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	985,200
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,084,370
		$4,198,085

2

Insured-Transportation — 17.0%
$3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$2,355,745
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41 (3)	1,873,392
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,958,733
		$6,187,870
Insured-Water and Sewer — 4.3%
500	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$494,320
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,064,540
		$1,558,860
Senior Living / Life Care — 4.3%
400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$408,356
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	794,265
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (4)	343,447
		$1,546,068
Special Tax Revenue — 4.6%
400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$421,276
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	383,620
350	Black Hawk, Device Tax, 5.00%, 12/1/18	357,158
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	511,160
		$1,673,214
Transportation — 0.8%
300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$305,277
		$305,277
Water and Sewer — 1.7%
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$631,870
		$631,870
Total Tax-Exempt Investments — 102.9% (identified cost $34,852,000)		$37,369,270
Other Assets, Less Liabilities — (2.9)%		$(1,045,260)
Net Assets — 100.0%		$36,324,010

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 52.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 16.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $238,436 or 0.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Defaulted bond.
(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	65 U.S. Treasury Bond	Short	$(7,191,505)	$(7,322,656)	$(131,151)

4

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,032,619
Gross unrealized appreciation	$2,618,204
Gross unrealized depreciation	(81,553)
Net unrealized appreciation	$2,536,651

5

Eaton Vance Connecticut Municipals Fund                                                                                as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.3%
$2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), 5.25%, 7/1/31	$2,411,804
2,000	Connecticut Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.60%, 7/1/36	2,000,000
500	Connecticut Health and Educational Facility Authority, (Canterbury School), (RADIAN), 5.00%, 7/1/36	523,585
2,500	Connecticut Health and Educational Facility Authority, (University of Hartford), 5.25%, 7/1/32	2,650,750
2,000	Connecticut Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/42	2,101,580
1,350	University of Connecticut, 5.00%, 5/15/23	1,426,072
		$11,113,791
Electric Utilities — 3.3%
3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,285,010
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,056,820
		$4,341,830
Escrowed / Prerefunded — 3.8%
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,281,803
1,500	Connecticut Health and Educational Facility Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,624,470
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	215,973
		$5,122,246
General Obligations — 8.7%
1,750	Connecticut, 0.00%, 11/1/09	$1,572,917
1,000	Connecticut, 4.50%, 11/1/23	1,028,820
1,000	Connecticut, 5.00%, 11/1/26	1,079,620
1,270	Danbury, 4.50%, 2/1/14	1,345,882
1,475	North Haven, 5.00%, 7/15/23	1,660,112
1,490	North Haven, 5.00%, 7/15/25	1,681,674
1,065	Puerto Rico, 0.00%, 7/1/15	752,380
400	Redding, 5.50%, 10/15/18	464,216
650	Redding, 5.625%, 10/15/19	767,182
535	Wilton, 5.25%, 7/15/18	610,167
535	Wilton, 5.25%, 7/15/19	612,864
		$11,575,834

1

Housing — 0.8%
$1,000	Connecticut Housing Financial Authority, 4.70%, 5/15/28	$1,016,460
		$1,016,460
Industrial Development Revenue — 7.3%
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,106,960
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,502,835
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	704,445
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,391,053
		$9,705,293
Insured-Education — 10.0%
1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,289,164
1,550	Connecticut Health and Educational Facility Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,629,190
1,000	Connecticut Health and Educational Facility Authority, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,042,910
5,305	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,249,237
1,000	Connecticut Health and Educational Facility Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,030,110
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,078,100
		$13,318,711
Insured-Electric Utilities — 5.1%
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.5%, 7/1/16 (3)(4)	$3,439,280
2,490	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)(4)	2,640,197
750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (3)(4)	773,512
		$6,852,989
Insured-Escrowed/Prerefunded — 5.6%
2,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	$2,633,450
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,066,950
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,615,395
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	553,414
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,578,990
		$7,448,199

2

Insured-General Obligations — 10.7%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$4,011,371
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,505,028
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,146,410
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19 (3)(4)	4,108,488
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,064,590
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,089,030
350	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(2)	417,263
		$14,342,180
Insured-Hospital — 9.0%
1,350	Connecticut Health and Education Facility Authority, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	$1,351,121
2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	2,138,320
2,335	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	2,487,732
1,870	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.25%, 7/1/36	1,847,822
1,960	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.75%, 7/1/34	2,036,675
2,000	Connecticut Health and Educational Facility Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	2,143,180
		$12,004,850
Insured-Lease Revenue / Certificates of Participation — 4.9%
3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,804,580
2,400	Puerto Rico Public Finance Corp., (AMBAC), 5.125% 6/1/24 (3)(4)	2,701,160
		$6,505,740
Insured-Other Revenue — 1.3%
550	Connecticut Health and Educational Facility Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$574,349
1,150	Connecticut Health and Educational Facility Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,208,064
		$1,782,413
Insured-Pooled Loans — 0.9%
1,190	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,242,348
		$1,242,348
Insured-Special Tax Revenue — 2.5%
2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,144,400

3

$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,200,850
		$3,345,250
Insured-Transportation — 10.4%
5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,719,395
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	542,770
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,207,570
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.295%, 7/1/28 (1)(2)	1,769,593
3,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,544,500
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)(4)	1,063,350
		$13,847,178
Insured-Water and Sewer — 3.6%
1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	$1,397,955
1,250	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,330,000
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,123,120
		$4,851,075
Lease Revenue/Certificates of Participation — 1.7%
1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,195,963
		$2,195,963
Other Revenue — 0.6%
8,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$596,559
7,400	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	264,920
		$861,479
Solid Waste — 2.1%
2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,805,275
		$2,805,275
Special Tax Revenue — 4.4%
3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (5)	$3,513,296
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,300,780
		$5,814,076

4

Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$555,025
		$555,025
Water and Sewer — 1.9%
1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,383,425
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,158,949
		$2,542,374
Total Tax-Exempt Investments — 107.3% (identified cost $134,270,457)		$143,190,579
Other Assets, Less Liabilities — (7.3)%		$(9,761,394)
Net Assets — 100.0%		$133,429,185

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
RADIAN	—	Radian Group, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 59.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 19.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $2,186,856 or 1.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	28 U.S. Treasury Note	Short	$(2,989,333)	$(3,030,125)	$(40,792)
12/06	150 U.S. Treasury Bond	Short	$(16,763,737)	$(16,898,437)	$(134,700)
					$(175,492)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$123,313,780
Gross unrealized appreciation	$9,149,336
Gross unrealized depreciation	(32,536)
Net unrealized appreciation	$9,116,800

6

Eaton Vance Michigan Municipals Fund                                                                                     as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.3%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,337,850
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	776,715
		$2,114,565
Electric Utilities — 1.7%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,056,820
		$1,056,820
General Obligations — 3.1%
500	Kent County Building Authority, 5.50%, 6/1/26	$597,735
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,341,550
		$1,939,285
Health Care - Miscellaneous — 1.0%
605	Pittsfield Township Economic Development Corp., (Arbor Hospice), 7.875%, 8/15/27	$611,849
		$611,849
Hospital — 16.3%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$537,175
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	286,476
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	562,383
470	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	479,856
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,042,040
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,590,420
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,295,162
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,621,215
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	794,857
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,048,410
		$10,257,994

1

Insured-Education — 1.3%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23 (1)	$807,243
		$807,243
Insured-Electric Utilities — 3.9%
2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29 (2)	$2,110,440
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	339,558
		$2,449,998
Insured-Escrowed/Prerefunded — 13.3%
2,000	Detroit, School District, Prerefunded to 5/1/13, (FGIC), 5.25%, 5/1/28	$2,188,780
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	209,166
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,079,590
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,332,787
1,500	Wyoming, Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,534,995
1,000	Zeeland, Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,040,940
		$8,386,258
Insured-General Obligations — 41.6%
1,200	Brandon School District, (FSA), 4.50%, 5/1/33	$1,203,228
1,275	Brandon School District, (FSA), 4.50%, 5/1/35	1,276,466
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	630,899
1,750	Coopersville, Public Schools District, (FSA), 4.50%, 5/1/36 (3)	1,752,012
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,253,940
2,500	Detroit, School District, (FSA), 5.25%, 5/1/32	2,936,725
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,062,200
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,055,950
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,054,860
1,900	Holland, School District, (AMBAC), 0.00%, 5/1/17	1,242,011
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,063,680
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,055,290
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,650,754
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,123,042
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	775,208
350	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (4)(5)	417,263
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,554,560
1,000	Van Buren Township, Local Development Finance Authority, (XLCA), 4.50%, 10/1/31	1,001,010
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	2,022,173
		$26,131,271

2

Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$194,026
		$194,026
Insured-Lease Revenue / Certificates of Participation — 1.3%
750	Michigan Building Authority, (FGIC), 5.00%, 10/15/36	$801,225
		$801,225
Insured-Transportation — 5.2%
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$1,181,500
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.14%, 12/1/28 (4)(6)	2,086,080
		$3,267,580
Special Tax Revenue — 4.8%
3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,956,697
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,046,200
		$3,002,897
Transportation — 6.6%
3,000	Kent County Airport Facility, 5.00%, 1/1/25 (7)(8)	$3,063,615
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,052,000
		$4,115,615
Total Tax-Exempt Investments — 103.7% (identified cost $59,522,382)		$65,136,626
Other Assets, Less Liabilities — (3.7)%		$(2,321,444)
Net Assets — 100.0%		$62,815,182

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 26.8% of total investments.

3

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	When-issued security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $2,503,343 or 4.0% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	15 U.S. Treasury Note	Short	$(1,601,428)	$(1,623,281)	$(21,853)
12/06	78 U.S. Treasury Bond	Short	$(8,689,419)	$(8,787,188)	$(97,769)
					$(119,622)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,421,753
Gross unrealized appreciation	$5,714,873
Gross unrealized depreciation	—
Net unrealized appreciation	$5,714,873

4

Eaton Vance Minnesota Municipals Fund                                                                                   as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.9%

Principal Amount (000’s omitted)	Security	Value
Education — 10.3%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,013,100
750	Minnesota Higher Education Facilities Authority, (Ausburg College), 5.00%, 5/1/36	767,730
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,303,612
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	596,120
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,445,095
		$5,125,657
Electric Utilities — 9.5%
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$780,697
1,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,044,950
800	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (2)(3)	845,452
1,980	Rochester Electric, 5.25%, 12/1/30	2,060,586
		$4,731,685
Escrowed / Prerefunded — 4.4%
1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,162,655
		$ 2,162,655
General Obligations — 5.2%
750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$785,550
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	842,045
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	954,237
		$2,581,832
Hospital — 14.1%
1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$1,038,640
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	743,099
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	533,055
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.500%, 11/15/27 (2)(3)	3,109,275

1

$500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	$525,335
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,058,410
		$7,007,814
Housing — 6.6%
500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$548,670
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	524,575
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	510,050
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,706,199
		$3,289,494
Industrial Development Revenue — 2.1%
1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,027,100
		$1,027,100
Insured-Education — 3.2%
1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,063,930
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	533,010
		$1,596,940
Insured-Electric Utilities — 15.6%
1,500	Puerto Rico Electric Power Authority, (FSA), 5.250%, 7/1/29 (2)(3)	$1,590,480
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (1)	523,583
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,575,900
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,066,020
		$7,755,983
Insured-General Obligations — 8.0%
2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$765,163
1,000	Farmington, Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,029,310
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,072,010
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,081,040
		$3,947,523

2

Insured-Hospital — 3.1%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,059,330
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	455,382
		$1,514,712
Insured-Lease Revenue / Certificates of Participation — 2.7%
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,355,090
		$1,355,090
Insured-Other Revenue — 1.7%
800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$852,496
		$852,496
Insured-Special Tax Revenue — 2.2%
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,064,730
		$1,064,730
Insured-Transportation — 3.7%
235	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	$248,621
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,575,330
		$1,823,951
Miscellaneous — 4.2%
2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,093,680
		$2,093,680
Pooled Loans — 3.3%
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,627,037
		$1,627,037
Senior Living / Life Care — 5.0%
1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,009,270
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	676,901
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	799,529
		$2,485,700
Total Tax-Exempt Investments — 104.9% (identified cost $48,867,725)		$52,044,079
Other Assets, Less Liabilities — (4.9)%		$(2,409,904)
Net Assets — 100.0%		$49,634,175

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 38.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 18.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	35 U.S. Treasury Bond	Short	$(3,857,156)	$(3,942,969)	$(85,813)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At October 31, 2006, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services Inc., whereby the Fund makes semi-annual  payments at a fixed rate equal to 4.176% on the notional amount of $1,900,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open swap contracts of $66,864, on October 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,884,845
Gross unrealized appreciation	$3,392,340
Gross unrealized depreciation	(133,106)
Net unrealized appreciation	$3,259,234

4

Eaton Vance New Jersey Municipals Fund                                                                                  as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$1,000	New Jersey Economic Development Authority, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,001,410
		$1,001,410
Education — 2.6%
1,040	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/35	$1,040,322
5,000	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/27	5,076,150
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,047,120
		$7,163,592
Electric Utilities — 5.0%
9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,843,700
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,298,600
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (4)(6)	4,227,260
2,500	Salem County, Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,675,625
		$14,045,185
General Obligations — 0.9%
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,653,920
		$2,653,920
Health Care - Miscellaneous — 0.4%
1,150	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,189,537
		$1,189,537
Hospital — 12.2%
600	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$620,316
1,350	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,387,057
1,200	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,264,152
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,436,435
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,153,200
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,081,420

1

$2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	$2,763,574
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,878,200
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,601,561
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,070,521
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,143,160
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,982,160
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,980,864
500	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36 (3)	520,385
2,700	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46 (3)	2,792,718
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	567,308
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,061,580
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,793,950
		$34,098,561
Housing — 2.7%
7,255	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$7,437,536
		$7,437,536
Industrial Development Revenue — 2.5%
2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,651,875
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,939,387
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,333,306
		$6,924,568
Insured-Education — 2.8%
2,920	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	$2,873,835
3,000	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31 (3)	3,012,690
1,935	New Jersey University of Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	2,039,509
		$7,926,034

2

Insured-Electric Utilities — 2.9%
$3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)(6)	$4,471,064
3,540	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (4)(6)	3,753,533
		$8,224,597
Insured-Escrowed/Prerefunded — 3.1%
6,465	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, 5.00%, 5/1/18 (4)(6)	$6,691,318
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	129,306
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,839,673
		$8,660,297
Insured-Gas Utilities — 3.7%
10,000	New Jersey Economic Development Authority, New Jersey Natural Gas Co., (FGIC), (AMT), 4.90%, 10/1/40 (5)	$10,261,900
		$10,261,900
Insured-General Obligations — 12.2%
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	$1,459,686
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,805,958
1,732	Elmwood Park Board Education, (FSA), 4.50%, 8/1/29	1,754,429
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,145,890
650	Hudson County, Improvements Authority, (CIFG), 4.25%, 9/1/28	642,219
3,050	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/35	844,148
3,100	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/36	813,719
2,000	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/37	500,660
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,776,596
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,649,962
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	946,560
11,735	Jackson Township School District, (MBIA), 2.50%, 6/15/27	9,021,047
1,750	Madison Boro, Board of Education, (MBIA), 4.75%, 7/15/35	1,805,930
1,300	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	1,309,386
1,595	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,621,509

3

$1,000	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	$1,034,120
4,000	Old Bridge Township, Board of Education, (MBIA), 4.375%, 7/15/32	4,023,360
		$34,155,179
Insured-Hospital — 7.4%
4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,593,818
3,000	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,667,220
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,742,331
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,976,780
8,670	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28 (4)(6)	8,843,053
		$20,823,202
Insured-Lease Revenue / Certificates of Participation — 0.6%
1,760	Gloucester County, Improvement Authority, (MBIA), 4.75%, 9/1/30	$1,820,878
		$1,820,878
Insured-Special Tax Revenue — 6.8%
10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	$4,964,107
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	4,075,700
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26 (5)	2,312,760
7,560	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (4)(6)	7,657,272
		$19,009,839
Insured-Transportation — 18.1%
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,773,339
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,437,688
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,838,745
24,615	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	6,615,281
26,000	New Jersey Transportation Trust Fund Authority, (FSA), 0.00%, 12/15/34	7,709,000
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,820,072
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	382,285
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.305%, 1/1/16 (1)(2)	6,776,700
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,579,680

4

$2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	$2,624,900
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,212,287
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	3,364,050
4,200	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	4,226,292
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,164,251
		$50,524,570
Insured-Water and Sewer — 3.0%
2,060	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10 (5)	$2,170,045
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	6,244,470
		$8,414,515
Lease Revenue/Certificates of Participation — 3.6%
720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$916,733
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,017,376
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,271,219
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,488,020
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,332,405
		$10,025,753
Other Revenue — 5.4%
16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,097,120
13,600	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	486,880
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (4)(6)	6,470,700
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,623,596
3,000	Tobacco Settlement Financing Corp., 6.75%, 6/1/39 (4)(6)	3,423,855
		$15,102,151
Senior Living / Life Care — 2.5%
2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,714,263
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,155,058
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (7)	2,213,433
		$7,082,754

5

Special Tax Revenue — 2.7%
$7,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (4)(6)	$7,575,820
		$7,575,820
Transportation — 8.3%
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (8)	$23,233,390
		$23,233,390
Water and Sewer — 2.0%
5,440	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,625,123
		$5,625,123
Total Tax-Exempt Investments — 111.8% (identified cost $285,977,007)		$312,980,311
Other Assets, Less Liabilities — (11.8)%		$(33,138,604)
Net Assets — 100.0%		$279,841,707

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 24.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $6,776,700 or 2.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	When-issued security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

6

(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(7)	Security is in default and making only partial interest payments.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	575 U.S. Treasury Bond	Short	$(63,319,431)	$(64,777,344)	$(1,457,913)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$254,554,855
Gross unrealized appreciation	$28,480,520
Gross unrealized depreciation	(1,145,064)
Net unrealized appreciation	$27,335,456

7

Eaton Vance Pennsylvania Municipals Fund                                                                              as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 3.1%
$1,755	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,848,085
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,000,150
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,011,440
		$7,859,675
Education — 2.4%
6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$6,212,442
		$6,212,442
Electric Utilities — 1.8%
2,000	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$2,148,200
2,250	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,384,752
		$4,532,952
Escrowed / Prerefunded — 3.6%
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$753,307
2,000	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	2,223,660
3,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,766,735
1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,930,126
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	549,505
		$9,223,333
General Obligations — 0.4%
1,000	Radnor Township, 5.125%, 7/15/34	$1,064,900
		$1,064,900
Hospital — 10.2%
3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$3,004,186
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,682,425

$2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	$2,333,717
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,293,750
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,164,720
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,185,846
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,480,603
2,850	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	3,035,991
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	2,014,198
		$26,195,436
Housing — 3.9%
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	$4,072,183
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	6,049,698
		$10,121,881
Industrial Development Revenue — 1.4%
500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$516,810
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,499,865
1,500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,555,920
		$3,572,595
Insured-Education — 6.3%
1,000	Chester County Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,040,290
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,438,060
5,750	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,769,550
3,730	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	3,742,421
2,500	Pennsylvania Higher Educational Facilties Authority, (MBIA), 5.00%, 6/15/23	2,690,700
1,500	Pennsylvania Higher Educational Facilties Authority, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,544,940
		$16,225,961

Insured-Electric Utilities — 5.5%
$8,490	Lehigh County Industrial Development Authority, Pollution Control, (FGIC), 4.75%, 2/15/27 (4)(5)	$8,726,673
4,997	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (4)(5)	5,298,594
		$14,025,267
Insured-Escrowed/Prerefunded — 11.2%
2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,749,144
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,499,750
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,499,715
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,430,651
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,886,051
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,816,990
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,082,167
2,320	McKeesport Area, School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,027,899
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,385,229
5,500	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	5,630,845
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,091,990
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,048,408
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,066,579
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,457,137
		$28,672,555
Insured-General Obligations — 18.7%
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,209,558
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,152,813
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,099,561
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	1,048,153
7,350	Erie School District, (AMBAC), 0.00%, 9/1/30	2,591,610
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	417,455

$1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	$398,062
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,544,558
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,808,473
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	506,710
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	838,720
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	561,623
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	480,205
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	933,894
1,500	Norristown Area School District, (FGIC), 4.375%, 9/1/33	1,492,875
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,775,786
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,424,970
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,600,638
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,542,209
3,300	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (2)(3)	3,934,194
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)(5)	1,753,180
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	575,824
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,047,760
1,335	Whitehall Coplay School District, (XLCA), 4.50%, 12/15/26	1,353,169
		$48,092,000
Insured-Hospital — 3.7%
3,750	Allegheny County Hospital Authority, (Magee-Women’s Hospital), (FGIC), 0.00%, 10/1/15	$2,635,875
4,000	Pennsylvania Higher Educational Facilties Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,126,680
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,295,188
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,482,226
		$9,539,969
Insured-Industrial Development Revenue — 1.6%
4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$4,051,320
		$4,051,320
Insured-Lease Revenue / Certificates of Participation — 5.4%
1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)(5)	$1,688,225
9,505	State Public School Building Authority, (FSA), 5.50%, 6/1/28	11,330,055
2,150	State Public School Building Authority, (Wattsburg Area School District), (MBIA), 0.00%, 5/15/27	872,427
		$13,890,707

Insured-Special Tax Revenue — 0.2%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$641,560
		$641,560
Insured-Transportation — 13.6%
1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,667,104
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,887,300
2,400	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27 (4)(5)	2,806,464
6,030	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29 (4)(5)	7,082,536
7,950	Philadelphia Airport Revenue, (MBIA), 4.75%, 6/15/35	8,078,949
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,212,287
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)(5)	7,089,000
		$34,823,640
Insured-Utilities — 3.5%
8,100	Philadelphia Gas Works Revenue, (FSA), 5.375%, 7/1/17 (4)(5)	$9,100,107
		$9,100,107
Insured-Water and Sewer — 8.1%
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	$494,514
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,906,836
1,000	East Norriton and Plymouth Joint Sewer Authority, (MBIA), 4.50%, 12/1/25	1,013,750
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,044,540
7,500	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31 (4)(5)	7,825,425
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,167,280
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,268,228
		$20,720,573
Nursing Home — 2.4%
2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$2,017,960
2,985	Montgomery Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,988,343
1,250	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,253,100
		$6,259,403

Senior Living / Life Care — 3.7%
$1,210	Bucks County Industrial Development Authority, (Pennswood), 6.00%, 10/1/27	$1,310,975
2,500	Cliff House Trust (AMT), 6.625%, 6/1/27	1,773,650
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,751,612
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,954,000
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	617,940
900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	922,005
1,100	Philadelphia Higher Educational Facilties Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,106,061
		$9,436,243
Transportation — 1.1%
1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,043,970
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,011,190
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	806,055
		$2,861,215
Total Tax-Exempt Investments — 111.8% (identified cost $267,091,030)		$287,123,734
Other Assets, Less Liabilities — (11.8)%		$(30,385,940)
Net Assets — 100.0%		$256,737,794

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 69.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 25.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $3,934,194 or 1.5% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	depreciation
12/06	425 U.S. Treasury Bond	Short	$(47,339,600)	$(47,878,906)	$(539,306)

At October 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures contracts, as well as margin requirements on open futures contracts.

At October 31, 2006, the Fund had entered into an interest rate swap with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $21,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $1,621,913, on October 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$235,660,674
Gross unrealized appreciation	$20,814,577
Gross unrealized depreciation	(363,749)
Net unrealized appreciation	$20,450,828

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	January 12, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 12, 2007